Acquisitions And Divestitures	12 Months Ended
Sep. 30, 2015
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures
ACQUISITIONS AND DIVESTITURES

The Company completed eight acquisitions in 2015, seven in Process Management and one in Commercial & Residential Solutions, which had combined annualized sales of approximately $115. Total cash paid for all businesses was $324, net of cash acquired. The Company recognized goodwill of $178 ($42 of which is expected to be tax deductible) and other intangible assets of $128, primarily customer relationships and intellectual property with a weighted-average life of approximately 10 years. These acquisitions complement the existing segment portfolios and create incremental growth opportunities. Valuations of certain acquired assets and liabilities are in-process and subject to refinement.

In June 2015, the Company announced plans to spin off its network power systems business through a tax-free distribution to shareholders and to explore strategic alternatives, including potential sale, for its power generation and motors, drives, and residential storage businesses. These businesses together represent approximately 29 percent of consolidated 2015 sales, 10 percent of pretax earnings and 20 percent of cash flow, or approximately $6.4 billion, $400 and $500, respectively. In addition, the Company is bringing its corporate services and structure into alignment with its smaller scale and sharper focus.  The spinoff of the network power systems business will create two independent publicly traded companies and is subject to certain conditions, including completion of the Company's due diligence processes, receipt of favorable opinions regarding the tax-free status of the transaction for federal income tax purposes, local regulatory approvals, review of the Form 10 that will be filed with the SEC, and final approval by Emerson’s Board of Directors.

In 2015, the Company incurred $42 in income tax expense and $10 in other fees related to the planned spinoff (in total, $0.08 per share). The Company estimates it would incur costs throughout 2016 to effect the entire portfolio repositioning as follows: approximately $100 to $200 of income taxes related to reorganizing the ownership structures of these businesses; approximately $200 for investment banking, legal, consulting and other costs; and approximately $100 in capitalized costs, including debt issuance costs, pension funding and the separation of information technology systems. The strategic actions being contemplated are expected to be substantially completed by the end of 2016. With regard to the evaluation of strategic alternatives for the power generation and motors, drives, and residential storage businesses, there can be no assurance that the review process will result in any transaction.
In January 2015, the Company completed the sale of its mechanical power transmission solutions business to Regal Beloit Corporation for $1.4 billion, and recognized a pretax gain from the transaction of $939 ($532 after-tax, $0.78 per share). Assets and liabilities sold were as follows: current assets, $182 (accounts receivable, inventories, other current assets); other assets, $374 (property, plant and equipment, goodwill, other noncurrent assets); accrued expenses, $56 (accounts payable, other current liabilities); and other liabilities, $41. Proceeds from the divestiture were used for share repurchase. This business was previously reported in the Industrial Automation segment, and had partial year sales in 2015 of $189 and related pretax earnings of $21. Power transmission solutions designs and manufactures market-leading couplings, bearings, conveying components and gearing and drive components, and provides supporting services and solutions.

On September 30, 2015, the Company sold its InterMetro commercial storage business to Ali Group of Italy for $411 in cash and recognized a pretax gain from the transaction of $100 ($79 after-tax, $0.12 per share). This business had annual sales of $288 and pretax earnings of $42 in 2015 and is reported in the Commercial & Residential Solutions segment. Assets and liabilities sold were as follows: current assets, $62 (accounts receivable, inventories, other current assets); other assets, $292 (property, plant and equipment, goodwill, other noncurrent assets); current liabilities, $34 (accounts payable, other current liabilities); and other liabilities, $9. InterMetro is a leading manufacturer and supplier of storage and transport products in the food service, commercial products and health care industries.

In the first quarter of 2014, the Company acquired 100 percent of Virgo Valves and Controls Limited and Enardo Holdings, both in the Process Management final control business. Virgo is a manufacturer of engineered valves and automation systems and Enardo is a manufacturer of tank and terminal safety equipment. Total cash paid for both businesses was approximately $506, net of cash acquired, and the Company also assumed $76 of debt. Combined sales for Virgo and Enardo in 2014 were $321. Goodwill of $323 (largely nondeductible) and identifiable intangible assets of $178, primarily customer relationships and patents and technology with weighted-average lives of approximately 12 years, were recognized from these transactions. The Company also acquired four other smaller businesses in 2014 for a total of approximately $104, net of cash acquired. Combined annual sales for these four businesses were approximately $55. These acquisitions were complementary to the existing business portfolio.

In the second quarter of 2014, the Company acquired the remaining 44.5 percent noncontrolling interest in Appleton Group (formally EGS Electrical Group), which is reported in Industrial Automation, for $574. Full ownership provides growth opportunities in the oil and gas and chemicals end markets by leveraging the Company's Process Management and international distribution channels. The transaction reduced noncontrolling interests $101 and common stockholders equity $343, and increased deferred tax assets $130. The transaction did not affect consolidated results of operations other than eliminating the noncontrolling interest's share of future earnings and distributions from this business. Sales for this electrical distribution business were $542 in 2014.

In November 2013, the Company completed the divestiture of a 51 percent controlling interest in Artesyn and received proceeds of $264, net of working capital adjustment. The Company retained an interest with a fair value of approximately $60, determined using a Level 3 option pricing model. A tax benefit of $20 was recognized on completion of the transaction. Consolidated operating results for 2014 include sales of $146 and a net loss of $9 for this business through the closing date. As the Company retained a noncontrolling interest in this business, it was not classified as discontinued operations. Assets and liabilities held-for-sale at the closing date were: other current assets, $367 (accounts receivable, inventories, other current assets); other assets, $212 (property plant and equipment, goodwill, other noncurrent assets); and accrued expenses, $255 (accounts payable and other liabilities). Prior to the divestiture, cash of $376 ($308, after tax provided for in fiscal 2013) was repatriated from this business. In fiscal 2013, the Company initiated the purchase of $600 of Emerson common stock in anticipation of the sale proceeds and the cash repatriation. The purchase of shares was completed in the first quarter of 2014. The Company recorded goodwill impairment and income tax charges in 2013 related to this business. See Note 6.

In the fourth quarter of 2014, the Company sold its connectivity solutions business for $99 in cash, and recognized a slight gain. This business reported 2014 sales of $63 and pretax earnings of $3. Connectivity solutions offered industry-leading fiber optic, radio-frequency and microwave-coaxial technologies that safeguard network reliability.

The results of operations of the acquired businesses discussed above have been included in the Company's consolidated results of operations since the respective dates of acquisition.